Schedule of Investments (unaudited) April 30, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE Small-Cap ETF(a)	1,141,749	$85,128,805

Total Investment Companies — 99.9% (Cost: $70,923,435)		85,128,805

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	30,000	30,000

Total Short-Term Investments — 0.0% (Cost: $30,000)		30,000

Total Investments in Securities — 99.9% (Cost: $70,953,435)		85,158,805

Other Assets, Less Liabilities — 0.1%		104,266

Net Assets — 100.0%		$85,263,071

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000	(a)	$—	$—	$—	$30,000	30,000	$58	$—
iShares MSCI EAFE Small-Cap ETF	44,071,235	29,101,112		(5,758,173)	18,398	17,696,233	85,128,805	1,141,749	439,575	—

					$18,398	$17,696,233	$85,158,805		$439,633	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	114,000	USD	86,711	MS	05/05/21	$1,110
CHF	1,000	USD	1,094	JPM	05/05/21	1
CHF	1,000	USD	1,084	SSB	05/05/21	11
DKK	1,000	USD	161	SSB	05/05/21	1
EUR	2,000	USD	2,393	BBP	05/05/21	12
GBP	2,000	USD	2,757	JPM	05/05/21	5
ILS	1,000	USD	299	BOA	05/05/21	9
ILS	1,000	USD	305	MS	05/05/21	3
NOK	3,000	USD	357	BOA	05/05/21	3
USD	258,482	AUD	333,000	MS	05/05/21	1,954
USD	37,438	CHF	34,000	JPM	05/05/21	208
USD	37,234	CHF	34,000	SSB	05/05/21	3
USD	5,665	DKK	35,000	BOA	05/05/21	6

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,467	DKK	218,000	SSB	05/05/21	$222
USD	150,046	EUR	124,000	BBP	05/05/21	964
USD	227,442	EUR	188,000	JPM	05/05/21	1,415
USD	76,169	EUR	63,000	MS	05/05/21	425
USD	75,854	EUR	63,000	SSB	05/05/21	111
USD	129,146	GBP	93,000	JPM	05/05/21	708
USD	259,500	GBP	186,000	MS	05/05/21	2,625
USD	65,350	GBP	47,000	SSB	05/05/21	440
USD	13,653	HKD	106,000	BNP	05/05/21	7
USD	6,696	HKD	52,000	BOA	05/05/21	2
USD	13,397	HKD	104,000	JPM	05/05/21	8
USD	13,404	HKD	104,000	MS	05/05/21	15
USD	6,697	HKD	52,000	SSB	05/05/21	3
USD	7,101	ILS	23,000	BOA	05/05/21	21
USD	14,471	ILS	47,000	SSB	05/05/21	2
USD	8,681	NOK	72,000	JPM	05/05/21	31
USD	42,560	NOK	351,000	SSB	05/05/21	393
USD	3,618	NZD	5,000	BOA	05/05/21	40
USD	14,441	NZD	20,000	JPM	05/05/21	129
USD	6,478	NZD	9,000	SSB	05/05/21	37
USD	169,050	SEK	1,417,000	JPM	05/05/21	1,664
USD	56,334	SEK	474,000	SSB	05/05/21	342
USD	18,073	SGD	24,000	BNP	05/05/21	38
USD	6,035	SGD	8,000	DB	05/05/21	23
USD	18,088	SGD	24,000	SSB	05/05/21	53
JPY	2,631,154,000	USD	24,070,063	JPM	05/06/21	4,912
USD	291,200	JPY	31,628,000	BNP	05/06/21	1,805
USD	599,237	JPY	65,157,000	JPM	05/06/21	3,052
USD	195,354	JPY	21,075,000	MS	05/06/21	2,518
USD	100,503	JPY	10,943,000	SSB	05/06/21	375
CHF	12,000	USD	13,149	JPM	06/03/21	1
JPY	109,334,000	USD	1,000,479	BNP	06/03/21	120
USD	7,752,379	AUD	10,035,000	MS	06/03/21	20,850
USD	4,426,365	CHF	4,034,000	BOA	06/03/21	5,755
USD	1,375,385	DKK	8,493,000	CITI	06/03/21	1,648
USD	47,936	DKK	296,000	DB	06/03/21	58
USD	309,554	EUR	257,000	CITI	06/03/21	395
USD	17,907,316	EUR	14,867,000	SSB	06/03/21	22,971
USD	214,616	GBP	155,000	CITI	06/03/21	541
USD	15,225,315	GBP	10,996,000	SSB	06/03/21	38,423
USD	16,481	HKD	128,000	DB	06/03/21	1
USD	1,618,295	HKD	12,568,000	SSB	06/03/21	178
USD	9,400	HKD	73,000	UBS	06/03/21	1
USD	1,679,540	ILS	5,446,000	CITI	06/03/21	2,547
USD	60,444	ILS	196,000	DB	06/03/21	89
USD	11,709	ILS	38,000	SSB	06/03/21	8
USD	1,995,041	NOK	16,575,000	BOA	06/03/21	3,718
USD	50,555	NOK	420,000	DB	06/03/21	96
USD	5,415	NOK	45,000	JPM	06/03/21	9

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	819,298	NZD	1,142,000	CITI	06/03/21	$2,172
USD	5,013	NZD	7,000	JPM	06/03/21	5
USD	397,340	SEK	3,359,000	DB	06/03/21	453
USD	6,286,768	SEK	53,146,000	SSB	06/03/21	7,239
USD	1,426,477	SGD	1,898,000	CITI	06/03/21	359
USD	37,577	SGD	50,000	DB	06/03/21	8

						133,351

AUD	9,540,000	USD	7,369,274	MS	05/05/21	(20,107)
CHF	4,034,000	USD	4,423,122	BOA	05/05/21	(5,820)
DKK	8,493,000	USD	1,374,795	CITI	05/05/21	(1,706)
DKK	3,000	USD	488	SSB	05/05/21	(3)
EUR	6,000	USD	7,252	JPM	05/05/21	(38)
EUR	14,867,000	USD	17,897,237	SSB	05/05/21	(23,051)
GBP	4,000	USD	5,556	MS	05/05/21	(32)
GBP	10,996,000	USD	15,224,413	SSB	05/05/21	(38,392)
HKD	7,000	USD	902	BNP	05/05/21	(1)
HKD	12,568,000	USD	1,618,168	SSB	05/05/21	(190)
ILS	5,446,000	USD	1,679,128	CITI	05/05/21	(2,571)
ILS	2,000	USD	618	SSB	05/05/21	(2)
NOK	16,575,000	USD	1,995,033	BOA	05/05/21	(3,799)
NOK	6,000	USD	724	JPM	05/05/21	(3)
NZD	1,142,000	USD	819,385	CITI	05/05/21	(2,175)
SEK	21,000	USD	2,505	JPM	05/05/21	(24)
SEK	52,955,000	USD	6,262,650	SSB	05/05/21	(7,246)
SGD	1,898,000	USD	1,426,636	CITI	05/05/21	(379)
SGD	1,000	USD	754	MS	05/05/21	(3)
USD	7,100,750	AUD	9,321,000	MS	05/05/21	(79,711)
USD	3,703,739	CHF	3,483,000	CITI	05/05/21	(110,208)
USD	244,786	CHF	227,000	JPM	05/05/21	(3,783)
USD	18,596	CHF	17,000	MS	05/05/21	(19)
USD	256,630	CHF	241,000	SSB	05/05/21	(7,269)
USD	23,311	DKK	145,000	BNP	05/05/21	(132)
USD	119,606	DKK	756,000	BOA	05/05/21	(2,618)
USD	5,927	DKK	37,000	MS	05/05/21	(55)
USD	1,155,272	DKK	7,306,000	SSB	05/05/21	(25,911)
USD	223,338	EUR	188,000	BNP	05/05/21	(2,689)
USD	506,671	EUR	427,000	BOA	05/05/21	(6,699)
USD	873,764	EUR	743,000	DB	05/05/21	(19,524)
USD	75,493	EUR	63,000	JPM	05/05/21	(250)
USD	15,307,300	EUR	13,016,000	SSB	05/05/21	(341,479)
USD	13,192,708	GBP	9,561,000	CITI	05/05/21	(11,507)
USD	761,658	GBP	552,000	DB	05/05/21	(681)
USD	454,213	GBP	330,000	JPM	05/05/21	(1,533)
USD	320,431	GBP	233,000	MS	05/05/21	(1,354)
USD	1,435,974	HKD	11,163,000	BNP	05/05/21	(1,127)
USD	38,591	HKD	300,000	JPM	05/05/21	(31)
USD	33,451	HKD	260,000	MS	05/05/21	(21)
USD	55,804	HKD	434,000	UBS	05/05/21	(68)
USD	1,358,483	ILS	4,529,000	BNP	05/05/21	(35,774)

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,148	ILS	115,000	BOA	05/05/21	$(255)
USD	164,822	ILS	549,000	CITI	05/05/21	(4,188)
USD	56,803	ILS	187,000	SSB	05/05/21	(766)
USD	108,829	NOK	929,000	DB	05/05/21	(2,776)
USD	94,274	NOK	798,000	JPM	05/05/21	(1,594)
USD	1,690,899	NOK	14,434,000	SSB	05/05/21	(43,126)
USD	55,415	NZD	79,000	BOA	05/05/21	(1,117)
USD	13,385	NZD	19,000	JPM	05/05/21	(212)
USD	703,768	NZD	1,005,000	SSB	05/05/21	(15,406)
USD	3,514	NZD	5,000	UBS	05/05/21	(64)
USD	459,551	SEK	3,993,000	BOA	05/05/21	(12,129)
USD	5,200,755	SEK	45,319,000	JPM	05/05/21	(152,632)
USD	205,904	SEK	1,773,000	SSB	05/05/21	(3,535)
USD	12,635	SGD	17,000	BNP	05/05/21	(139)
USD	5,969	SGD	8,000	CITI	05/05/21	(43)
USD	90,041	SGD	121,000	JPM	05/05/21	(885)
USD	5,989	SGD	8,000	MS	05/05/21	(23)
USD	1,256,971	SGD	1,689,000	SSB	05/05/21	(12,233)
JPY	930,000	USD	8,600	BNP	05/06/21	(91)
JPY	409,000	USD	3,761	JPM	05/06/21	(18)
USD	296,208	JPY	32,512,000	CITI	05/06/21	(1,275)
USD	20,175,821	JPY	2,228,723,000	JPM	05/06/21	(216,923)
USD	2,195,842	JPY	242,455,000	SSB	05/06/21	(22,613)
CHF	6,000	USD	6,584	CITI	06/03/21	(9)
NZD	4,000	USD	2,870	CITI	06/03/21	(8)
USD	323	DKK	2,000	JPM	06/03/21	—
USD	13,231	EUR	11,000	UBS	06/03/21	(1)
USD	31,755	GBP	23,000	CITI	06/03/21	(11)
USD	24,057,768	JPY	2,629,120,000	JPM	06/03/21	(3,338)
USD	8,265	SGD	11,000	SSB	06/03/21	—

						(1,253,395)

	Net unrealized depreciation					$(1,120,044)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$85,128,805	$—	$—	$85,128,805
Money Market Funds	30,000	—	—	30,000

	$85,158,805	$—	$—	$85,158,805

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$133,351	$—	$133,351
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,253,395)	—	(1,253,395)

	$—	$(1,120,044)	$—	$(1,120,044)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale
BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
DB	Deutsche Bank AG London

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen

JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

5